Matthews Asia Growth Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 88.3%

	Shares	Value
JAPAN: 36.7%
Sony Corp.	577,800	$34,152,698
Terumo Corp.	921,900	29,831,046
Keyence Corp.	43,800	27,263,577
M3, Inc.	1,049,000	25,385,657
TechnoPro Holdings, Inc.	399,800	23,857,285
Nidec Corp.	166,900	22,601,849
Pigeon Corp.	544,900	22,562,610
PeptiDream, Inc.[b]	411,000	19,645,484
Nitori Holdings Co., Ltd.	133,400	19,576,400
SoftBank Group Corp.	403,000	15,902,552
Seria Co., Ltd.	633,000	15,403,350
SanBio Co., Ltd.[b]	364,200	15,196,951
Ariake Japan Co., Ltd.	176,100	13,774,924
Mercari, Inc.[b]	531,300	13,256,086
Sosei Group Corp.[b]	550,900	12,422,940
Eisai Co., Ltd.	238,500	12,184,259
FANUC Corp.	63,400	11,984,087
HEALIOS KKb	980,300	11,701,270
SBI Holdings, Inc.	498,500	10,725,506
Japan Elevator Service Holdings Co., Ltd.	402,600	10,490,153
Sysmex Corp.	153,200	10,292,323
Kyoritsu Maintenance Co., Ltd.	238,100	10,230,067
Kudan, Inc.[b]	92,600	9,027,474
CYBERDYNE, Inc.[b]	768,500	4,732,465

Total Japan		402,201,013

CHINA/HONG KONG: 27.8%
Shenzhou International Group Holdings, Ltd.	3,155,000	41,157,931
Wuxi Biologics Cayman, Inc.[b,c,d]	3,693,000	37,657,161
Baozun, Inc. ADR[b]	818,500	34,949,950
Jiangsu Hengrui Medicine Co., Ltd. A Shares	2,492,224	28,174,092
Genscript Biotech Corp.[b]	11,934,000	22,874,881
Huazhu Group, Ltd. ADR	686,700	22,674,834
Alibaba Group Holding, Ltd. ADR[b]	127,200	21,271,656
BeiGene, Ltd. ADR[b]	157,200	19,250,712
Shenzhen Inovance Technology Co., Ltd. A Shares	4,069,575	13,890,159
Autohome, Inc. ADR[b]	145,500	12,095,415
Bilibili, Inc. ADR[b]	856,300	12,090,956
Tencent Music Entertainment Group ADR[b]	920,200	11,750,954
Innovent Biologics, Inc.[b,c,d]	3,500,500	11,162,368
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c,d]	1,873,800	9,031,917
Hansoh Pharmaceutical Group Co., Ltd.[b,c,d]	1,998,000	6,137,135

Total China/Hong Kong		304,170,121

INDONESIA: 5.4%
PT Bank Rakyat Indonesia Persero	129,492,600	37,600,108
PT Ace Hardware Indonesia	82,006,700	10,228,538
PT Mayora Indah	54,105,900	8,496,851
PT Indofood CBP Sukses Makmur	3,873,200	3,282,167

Total Indonesia		59,607,664

AUSTRALIA: 4.6%
CSL, Ltd.	240,892	38,087,921

	Shares	Value
Oil Search, Ltd.	2,481,915	$12,252,585

Total Australia		50,340,506

INDIA: 4.5%
HDFC Bank, Ltd.	2,837,251	49,168,207

Total India		49,168,207

BANGLADESH: 3.4%
Square Pharmaceuticals, Ltd.	8,767,712	24,499,163
BRAC Bank, Ltd.[b]	17,927,755	13,048,783

Total Bangladesh		37,547,946

SRI LANKA: 2.4%
Sampath Bank PLC†	21,899,216	18,314,388
LOLC Holdings PLC[b]	12,121,473	8,258,440

Total Sri Lanka		26,572,828

VIETNAM: 1.6%
Vietnam Dairy Products JSC	3,116,592	17,430,553

Total Vietnam		17,430,553

UNITED STATES: 1.6%
NextCure, Inc.[b]	417,695	12,885,891
Turning Point Therapeutics, Inc.[b]	118,000	4,436,800

Total United States		17,322,691

PHILIPPINES: 0.3%
Emperador, Inc.[b]	25,347,100	3,472,206

Total Philippines		3,472,206

TOTAL INVESTMENTS: 88.3%		967,833,735
(Cost $759,487,342)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 11.7%		128,318,503

NET ASSETS: 100.0%		$1,096,152,238

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $63,988,581, which is 5.84% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS